Consolidated Statement of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Profit or loss [abstract]
Revenues (note 23)	$ 11,375	[1],[2]	$ 9,351	[3],[4]	$ 2,685	[5],[6]
Cost of revenues (note 24)	9,382		7,517		2,029
Gross profit	1,993		1,834		656
Expenses:
Research and development costs (note 25)	4,751		4,462		3,222
Sales and marketing costs	1,377		475		102
General and administration expenses (note 26)	13,933		13,599		6,494
Operating loss	(18,068)	[1],[2]	(16,702)	[3],[4]	(9,162)	[5],[6]
Loss (gain) on revaluation of warrant liability (note 18)	(1,255)		254		30,895
Loss on impairment of goodwill (note 7)	1,027
Financial income	(85)
Financial expenses (note 28)	302		1,391		91
Loss before taxes on income	(18,057)		(18,347)		(40,148)
Income tax expense (note 29)		[1],[2]		[3],[4]	(142)	[5],[6]
Net loss for the period	(18,057)	[1],[2]	(18,347)	[3],[4]	(40,290)
Less: Net loss attributable to non-controlling interests	(1,996)		(1,790)		(1,127)
Net loss attributable to controlling shareholders	(16,061)		(16,557)		(39,163)
Item that will not be reclassified to profit or loss:
Adjustments arising from translating financial statements of foreign operations	303		(936)		555
Remeasurement loss from defined benefit plans	1		10
Other comprehensive income (loss)	304		(926)		555
Total comprehensive loss for the year	(17,753)		(19,273)		(39,735)
Less: Comprehensive loss attributable to non-controlling shareholders	(1,996)		(1,790)		(1,127)
Comprehensive loss attributable to A2Z’s shareholders	$ (15,757)		$ (17,483)		$ (38,608)
Basic loss per share	$ (0.46)		$ (0.60)	[7]	$ (1.68)
Diluted loss per share	$ (0.46)		$ (0.60)	[7]	$ (1.68)
Weighted average number of shares outstanding	34,748,029		27,681,778		23,340,621

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.
[3]	All non-current assets are located in the state of Israel.
[4]	All revenues are generated in the state of Israel.
[5]	All non-current assets are located in the state of Israel.
[6]	All revenues are generated in the state of Israel.
[7]	Restated